Document and Entity Information	Jan. 27, 2026
Cover [Abstract]
Entity Registrant Name	DYCOM INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000067215
Document Type	8-K
Document Period End Date	Jan. 27, 2026
Entity Incorporation State Country Code	FL
Entity File Number	001-10613
Entity Tax Identification Number	59-1277135
Entity Address, Address Line One	300 Banyan Blvd.
Entity Address, Address Line Two	Suite 1101
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	627-7171
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.33 1/3 per share
Trading Symbol	DY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false